Retirement Plans (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, maximum annual contributions per employee, percent	50.00%
Defined contribution plan, employer matching contribution, percent	100.00%
Defined contribution plan employer matching contribution at fifty percent	50.00%
Contribution expense	$ 0.4	$ 0.3
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, employer matching contribution, percent	3.00%
Defined contribution plan employer matching contribution at fifty percent	3.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan employer matching contribution at fifty percent	5.00%